Intangible assets, net - Intangible assets (Details) - CNY (¥) ¥ in Thousands	Jan. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Intangible assets, net
Intangible assets		¥ 428,549	¥ 268,469
Less: accumulated amortization		(130,945)	(86,183)
Less: impairment		(3,570)	(2,945)
Intangible assets, net		294,034	179,341
Software
Intangible assets, net
Intangible assets		143,461	121,950
Software license rights
Intangible assets, net
Intangible assets		143,725	143,725
Trademark
Intangible assets, net
Intangible assets		139	139
Patents
Intangible assets, net
Intangible assets		¥ 141,224	¥ 2,655
Intangible assets acquired	¥ 138,569
Intangible assets, estimated useful life		10 years